RESEARCH AND DEVELOPMENT EXPENSES, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Research and Development Expenses [Line Items]
Share-based compensation	$ 726	$ 1,209	$ 3,724
Total research and development, net	6,837	5,491	5,837
Research and development, net [Member]
Research and Development Expenses [Line Items]
Salaries and related expenses	4,656	4,683	3,585
Share-based compensation	116	234	790
Materials	614	596	608
Subcontractors and consultants	456	320	688
Depreciation	147	121	85
Cost for registration of patents	157	150	153
Others	893	511	282
Research and development	7,039	6,615	6,191
Less participation of the NATI and BIRD Foundation	(202)	(1,124)	(354)
Total research and development, net	$ 6,837	$ 5,491	$ 5,837